Net Loss Per Share (Details) - shares	Aug. 19, 2025	Jan. 26, 2024
Minimum [Member] | ADSs [Member]
Net Loss Per Share [Line Items]
Number of shares	1	1
Minimum [Member] | Class A Ordinary Shares [Member]
Net Loss Per Share [Line Items]
Number of shares	240	16
Maximum [Member] | ADSs [Member]
Net Loss Per Share [Line Items]
Number of shares	1	1
Maximum [Member] | Class A Ordinary Shares [Member]
Net Loss Per Share [Line Items]
Number of shares	4,800	240